DEFERRED EXPENSES - RIGHT OF USE (Schedule of Deferred Expenses - Right of Use) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Balance	₪ 793
Amortization			₪ 249	₪ 253
Balance	697	[1]	793
Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Current	43		28
Non-current	133		75
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	3,119		3,147	3,096
Additional payments	143		86	130
Balance	3,050		3,119	3,147
Cost [Member] | Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	516		436	402
Additional payments	113		80	34
Balance	629		516	436
Accumulated amortization and impairment [Member] | Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	413		383	271
Amortization	40		30	36
Impairment recorded				76
Balance	453		413	383
Carrying amounts, net [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	793		956
Balance	697		793	956
Carrying amounts, net [Member] | Right-of-use assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	103		53	131
Balance	₪ 176		₪ 103	₪ 53

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.